Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Additional Information on Nature of Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Personnel expenses	€ 11,264	€ 29,142	€ 17,678
Depreciation and amortization	107	815	574
Total	11,371	29,957	18,252
Conversion stock option program (CSOP) and employee stock option program (ESOP) [member]
Statement Line Items [Line Items]
Personnel expenses	€ (256)	€ 963	€ 1,898